Employee benefits (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of employee benefits [Abstract]
Disclosure of defined benefit plans
Actuarial assumptions — all plans

	For the year ended December 31,
	2019	2018	2017
Discount rates at December 31	0.8% - 7.4%	0.5% - 9.6%	0.6% - 8.0%
Future salary increases	0.0% - 5.5%	0.0% - 6.2%	0.0% - 7.0%
Future pension increases	0.0%	0.0% - 1.8%	0.0% - 3.7%
Summary of employee benefits liabilities

	As of December 31,
(In $ million)	2019	2018
Salaries and wages accrued	133	122
Provision for annual leave	31	33
Provision for other employee benefits	56	52
Provision for exit from multi-employer pension plans	65	64
Defined benefit obligations:
Pension benefits	695	854
Post-employment medical benefits	102	94
Total employee benefits liabilities	1,082	1,219
Current	187	178
Non-current	895	1,041
Total employee benefits liabilities	1,082	1,219

Schedule of changes in obligations
Movement in defined benefit pension obligations

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability (asset)
(In $ million)	2019	2018	2019	2018	2019	2018
Balance as of January 1	4,363	4,830	(3,509)	(3,990)	854	840
Included in profit or loss:
Current service cost	8	9	—	—	8	9
Interest cost (income)	173	168	(138)	(139)	35	29
Administrative expenses	—	—	44	33	44	33
Settlement (gain)	(14)	—	—	—	(14)	—
Total expense (income) recognized in profit or loss	167	177	(94)	(106)	73	71
Remeasurement (gains) losses:
Actuarial (gains) losses arising from:
Demographic assumptions	(50)	(1)	—	—	(50)	(1)
Financial assumptions	521	(302)	—	—	521	(302)
Return on plan assets, excluding interest income	—	—	(695)	283	(695)	283
Total remeasurement (gains) losses	471	(303)	(695)	283	(224)	(20)
Other movements:
Contributions by the Group	—	—	(6)	(25)	(6)	(25)
Benefits paid by the plans	(494)	(299)	494	299	—	—
Business disposals / Plans assumed	16	(42)	(19)	29	(3)	(13)
Effect of movements in exchange rates	2	—	(1)	1	1	1
Total other movements	(476)	(341)	468	304	(8)	(37)
Balance as of December 31	4,525	4,363	(3,830)	(3,509)	695	854

Comprised of:
Reynolds Group Pension Plan	4,470	4,234	(3,816)	(3,439)	654	795
Other plans	55	129	(14)	(70)	41	59
Balance as of December 31	4,525	4,363	(3,830)	(3,509)	695	854

Comprised of:
Funded plans					655	814
Unfunded plans					40	40
Total net pension benefits liability					695	854
Movement in the post-employment medical obligations

	For the year ended December 31,
(In $ million)	2019	2018
Liability for post-employment medical obligations as of the beginning of the year	94	106
Included in profit or loss:
Current service cost	1	1
Interest cost	4	4
Past service cost	1	—
Total expense recognized in profit or loss	6	5
Remeasurement (gains) losses:
Actuarial (gains) losses from changes in demographic assumptions	(5)	(4)
Actuarial (gains) losses from changes in financial assumptions	13	(7)
Total remeasurement (gains) losses	8	(11)
Other movements:
Benefits paid by the plans	(6)	(6)
Total other movements	(6)	(6)
Liability for post-employment medical obligations as of the end of the year	102	94

Schedule of expenses recognized in the statement of comprehensive income
The expense is recognized in the following components in the statements of comprehensive income:

	For the year ended December 31,
(In $ million)	2019	2018	2017
Cost of sales	11	12	13
General and administration expenses	61	58	61
Total plan net expense from continuing operations	72	70	74
Discontinued operations	1	1	1
Total plan net expense	73	71	75

Schedule of plan assets	Plan assets consist of the following:

	As of December 31,
(In $ million)	2019	2018
Equity instruments	2,422	2,149
Debt instruments	866	658
Property	439	429
Other	103	273
Total plan assets	3,830	3,509

Summary of effects of a one-half percentage point change
Assumed health care cost trend rates have a significant effect on the amounts recognized in the statement of comprehensive income. A one percentage point change in assumed health care cost trend rates would have the following effects:

(In $ million)	Increase in rates	Decrease in rates
Increase (decrease) in the net plan expense	—	—
Increase (decrease) in the post-employment medical obligations	(2)	(2)
A one-half percentage point change in assumed discount rates would have the following effects:

(In $ million)	Increase in rates	Decrease in rates
Increase (decrease) in the net plan expense	(6)	4
Increase (decrease) in the defined benefit obligation	(221)	242
Discount rates have a significant effect on the amounts recognized in the statement of comprehensive income. A one-half percentage point change in discount rates would have the following effects:

(In $ million)	Increase in rates	Decrease in rates
Increase (decrease) in the net plan expense	—	—
Increase (decrease) in the post-employment medical obligations	(5)	6